SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2017
Recently Adopted And Issued Accounting Pronouncements [Abstract]
Schedule Of New Accounting Pronouncements And Changes In Accounting Principles [TextBlock]

NOTE 2 - Significant accounting policies:

Recently adopted accounting pronouncements

In January 2017, the Financial Accounting Standards Board (“FASB”) issued guidance on goodwill impairment testing. The new guidance reduces the complexity of goodwill impairment tests by no longer requiring entities to determine goodwill impairment by calculating the implied fair value of goodwill by assigning the fair value of a reporting unit to all of its assets and liabilities as if that reporting unit had been acquired in a business combination. Teva adopted the provisions of this update in the first quarter of 2017. Once impairment is recorded under the new guidance, additional impairment may be likely if the fair value of the reporting unit declines. The amount of goodwill impairment charge recorded in the second quarter of 2017 was determined in accordance with this new guidance.

In January 2017, the FASB issued guidance on the differentiation between acquisitions of assets and businesses. The new guidance dictates that, when substantially all of the fair value of the gross assets acquired (or disposed of) is concentrated in a single identifiable asset or a group of similar identifiable assets, it should be treated as an acquisition or disposal of an asset. The new guidance also requires that to be considered a business, a set of integrated activities and assets must include, at a minimum, an input and a substantive process that together significantly contribute to the ability to create outputs, without regard as to whether a market participant could replace missing elements. In addition, the new guidance narrows the definition of the term "output" to make it consistent with how outputs are described in the updated revenue recognition guidance. The guidance will be effective for the fiscal year beginning on January 1, 2018, including interim periods within that year (early adoption is permitted). Teva adopted the provisions of this update in the first quarter of 2017 with no impact on its consolidated financial statements.

In November 2016, the FASB issued guidance on the treatment of restricted cash in the statements of cash flows. Amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The guidance will be effective for the fiscal year beginning on January 1, 2018, including interim periods within that year (early adoption is permitted). Teva adopted the provisions of this update in the first quarter of 2017. The application of the guidance does not have a material impact on Teva's consolidated financial statements.

In October 2016, the FASB issued guidance on accounting for consolidation of interests held through related parties that are under common control. The amended guidance designates the primary beneficiary of a variable interest entity ("VIE") as the reporting entity that has a controlling financial interest in a VIE and, therefore, consolidates the VIE. A reporting entity has an indirect interest in a VIE if it has a direct interest in a related party that, in turn, has a direct interest in the VIE. Teva adopted the provisions of this update in the first quarter of 2017. The application of the guidance does not have a material impact on Teva’s consolidated financial statements.

In October 2016, the FASB issued guidance on income taxes on intra-entity transfers. The guidance eliminates the exception to the recognition requirements under the standard for intra-entity transfers of an asset other than inventory. As a result, an entity should recognize the income tax consequences when the transfer of assets other than inventory occurs. Teva adopted the provisions of this update in the first quarter of 2017. The application of the guidance increased the deferred tax liabilities in the consolidated balance sheet by $31 million in the first quarter of 2017. Following the adoption, certain balance sheet items have been reclassified as of December 31, 2016 to conform to the current year presentation. Prepaid expenses and deferred income tax liabilities increased by $267 million and $198 million, respectively. Deferred income tax assets and other current liabilities decreased by $100 million and $31 million, respectively. The consolidated statement of income was not affected.

Recently issued accounting pronouncements, not yet adopted

In August 2017, the FASB issued guidance for derivatives and hedging, which expands and refines hedge accounting for both non-financial and financial risk components and aligns the recognition and presentation of the effects of the hedging instrument and the hedged item in the financial statements. The guidance will be effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years (early adoption is permitted for any interim and annual financial statements that have not yet been issued). Teva is currently evaluating the potential effect of the guidance on its consolidated financial assets.

In May 2017, the FASB issued guidance on changes to terms and conditions of share-based payment awards. The amendment provides guidance about which changes to terms or conditions of a share-based payment award require an entity to apply modification accounting. The guidance will be effective for the fiscal year beginning on January 1, 2018, including interim periods within that year (early adoption is permitted). Teva does not anticipate that such guidance will have a material impact on its consolidated financial statements.

In February 2017, the FASB issued guidance on derecognition of nonfinancial assets. The amendments address the recognition of gains and losses on the transfer (i.e., sale) of nonfinancial assets to counterparties other than customers. The guidance conforms derecognition on nonfinancial assets with the model for transactions in the new revenue standard. The amendments are effective at the same time as the new revenue standard. For public entities that means annual periods beginning after December 15, 2017 and interim periods therein (early adoption is permitted). Teva does not anticipate that such guidance will have a material impact on its consolidated financial statements.

In August 2016, the FASB issued guidance on statements of cash flows. The guidance addresses eight specific issues: debt prepayment or debt extinguishment costs; settlement of certain debt instruments; contingent consideration payments made after a business combination; proceeds from the settlement of insurance claims; proceeds from the settlement of corporate-owned life insurance policies; distributions received from equity method investees; beneficial interest in securitization transactions; and separately identifiable cash flows and application of predominance principle. The guidance will be effective for the fiscal year beginning on January 1, 2018, including interim periods within that year (early adoption is permitted). Teva is currently evaluating the potential effect of the guidance on its consolidated financial statements.

In June 2016, the FASB issued guidance on financial instruments. The guidance replaces the current incurred loss impairment methodology with a methodology that reflects expected credit losses and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. The guidance will be effective for the fiscal year beginning on January 1, 2020, including interim periods within that year. Teva is currently evaluating the potential effect of the guidance on its consolidated financial statements.

In February 2016, the FASB issued guidance on leases. The guidance requires entities to record lease assets and lease liabilities on the balance sheet and disclose key information about leasing arrangements. In September 2017, the FASB issued additional amendments providing clarification and implementation guidance. The guidance will become effective for interim and annual periods beginning on January 1, 2019 (early adoption is permitted) and is required to be adopted at the earliest period presented using a modified retrospective approach. Teva is currently evaluating the potential effect of the guidance on its consolidated financial statements.

In January 2016, the FASB issued guidance which updates certain aspects of recognition, measurement, presentation and disclosure of equity investments. The guidance requires entities to recognize changes in fair value in net income rather than in accumulated other comprehensive income. The guidance will be effective for interim and annual periods beginning on January 1, 2018 (early adoption is permitted). Teva does not anticipate that such guidance will have a material impact on its consolidated financial statements.

In May 2014, the FASB issued guidance on revenue from contracts with customers that will supersede most current revenue recognition guidance, including industry-specific guidance. Under the new standard, a good or service is transferred to the customer when (or as) the customer obtains control of the good or service, which differs from the risk and rewards approach under current guidance. The guidance provides a five-step analysis of transactions to determine when and how revenue is recognized. Other major provisions include capitalization of certain contract costs, consideration of the time value of money in the transaction price and allowing estimates of variable consideration to be recognized before contingencies are resolved in certain circumstances. The guidance also requires enhanced disclosures regarding the nature, amount, timing and uncertainty of revenue and cash flows arising from an entity’s contracts with customers. In March, April and May 2016, the FASB issued three additional updates regarding identifying performance obligations and licensing, certain principal versus agent considerations and various narrow scope improvements based on practical questions raised by users. In September 2017, the FASB issued additional amendments providing clarification and implementation guidance. The guidance may be adopted through either retrospective application to all periods presented in the financial statements (full retrospective approach) or through a cumulative effect adjustment to retained earnings at the effective date (modified retrospective approach). The guidance will be effective for the fiscal periods beginning on January 1, 2018 (early adoption is permitted).

While Teva has not yet completed its final review of the impact of the new standard, Teva does not currently anticipate that such guidance will have a material impact on its revenue recognition practices. Teva continues to review variable consideration and potential disclosures to complete its evaluation of the impact on its consolidated financial statements. In addition, Teva continues to monitor additional changes, modifications, clarifications or interpretations which may impact its current evaluation. Teva expects to adopt the new standard using the modified retrospective approach.